                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                AIM Structured Core Fund -- Class A, B, C and R AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated December 29, 2006

             AIM Select Real Estate Income Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM EQUITY FUNDS

          AIM Capital Development Fund -- Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                 AIM Constellation Fund -- Class A, B, C and R
         AIM Large Cap Basic Value Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

                         AIM INTERNATIONAL MUTUAL FUNDS

       AIM International Core Equity Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM INVESTMENT FUNDS

                        AIM China Fund- Class A, B and C
            AIM Global Health Care Fund -- Class A, B, C and Investor
                       AIM Japan Fund -- Class A, B and C
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

             AIM International Total Return Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                         as supplemented April 10, 2007

                    AIM LIBOR Alpha Fund -- Class A, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
               as supplemented March 28, 2007 and April 24, 2007

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
             as supplemented December 13, 2006 and January 25, 2007

                AIM High Yield Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
              as supplemented December 20, 2006 and April 13, 2007

                AIM Income Fund -- Class A, B, C, R and Investor
                  AIM Short Term Bond Fund -- Class A, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated November 17, 2006
                         as supplemented April 13, 2007

              AIM Limited Maturity Treasury Fund -- Class A and A3
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                 as supplemented April 13, 2007 and May 1, 2007

  AIM Money Market Fund -- AIM Cash Reserve Shares, Class B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                      Prospectuses dated November 11, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
           AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
               AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006,

                AIM Technology Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                               and March 12, 2007

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                           as supplemented May 1, 2007

                    AIM S&P 500 Index Fund -- Investor Class
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006

                     AIM SUMMIT FUND -- Class A, B, C and P
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006
                               and March 23, 2007

                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
            Premier U.S. Government Money Portfolio -- Investor Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated December 14, 2006
                        as supplemented December 29, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                           AIM COUNSELOR SERIES TRUST

            AIM Select Real Estate Income Fund -- Institutional Class
                     Supplemented dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM GROWTH SERIES

                AIM Independence Now Fund -- Institutional Class
               AIM Independence 2010 Fund -- Institutional Class AIM Independence 2020 Fund -- Institutional Class AIM Independence 2030 Fund -- Institutional Class AIM Independence 2040 Fund -- Institutional Class
               AIM Independence 2050 Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                          Prospectus dated May 1, 2007

                              AIM INVESTMENT FUNDS

                                 AIM China Fund
                       AIM International Total Return Fund
                                 AIM Japan Fund
                              AIM LIBOR Alpha Fund
                     Supplemented dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                 as supplemented March 28, 2007, April 10, 2007
                               and April 24, 2007

                                AIM SECTOR FUNDS

                     AIM Energy Fund -- Institutional Class
                   AIM Technology Fund -- Institutional Class
                    AIM Utilities Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                      February 28, 2007 and March 12, 2007

                                 AIM STOCK FUNDS

                    AIM Dynamics Fund -- Institutional Class
                  AIM S&P 500 Index Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                as supplemented February 28, 2007 and May 1, 2007

                              AIM TAX-EXEMPT FUNDS

              AIM High Income Municipal Fund -- Institutional Class
              AIM Tax-Free Intermediate Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                      February 28, 2007 and March 23, 2007

                          AIM TREASURER'S SERIES TRUST
                    Premier Portfolio -- Institutional Class
               Premier Tax-Exempt Portfolio -- Institutional Class
          Premier U.S Government Money Portfolio -- Institutional Class
                        Supplemented dated June 29, 2007
                       Prospectus dated December 14, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

             AIM DEVELOPING MARKETS FUND -- CLASS A, B AND C SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                                      CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                                    5.50%             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                                               None(1)           5.00%           1.00%
Redemption/Exchange Fee(2) (as a
percentage of amount
redeemed/exchanged)                                                                    2.00%             2.00%           2.00%
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                                     CLASS A           CLASS B         CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                                                      0.91%            0.91%           0.91%
Distribution and/or Service (12b-1) Fees                                                0.25             1.00            1.00
Other Expenses(5)                                                                       0.59             0.59            0.59
Total Annual Fund Operating Expenses(6)                                                 1.75             2.50            2.50

      (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Shares Class-Sales Charges."

      (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B and Class C shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

      (3) There is no guarantee that actual expenses will be the same as those shown in the table.

      (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

      (5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

      (6) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% 2.50% and 2.50%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least June 30, 2008

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of the periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year;

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

      (v) incur applicable initial sales charge (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                             $718     $1,071     $1,447       $2,499
Class B                              753      1,079      1,531        2,652(1)
Class C                              353       779       1,331        2,836
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                   1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A                             $718     $1,071     $1,447       $2,499
Class B                              253       779       1,331        2,652(1)
Class C                              253       779       1,331        2,836
--------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.75%        1.75%       1.75%       1.75%       1.75%
Cumulative
Return Before
Expenses                5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses               (2.43%)       0.74%       4.02%       7.40%      10.89%
End of Year
Balance            $9,757.13   $10,074.23  $10,401.64  $10,739.70  $11,088.74
Estimated
Annual Expenses      $718.06      $173.52     $179.16     $184.99     $191.00
-------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM SALES
CHARGE)             YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.75%       1.75%       1.75%       1.75%       1.75%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               14.49%      18.21%      22.05%      26.02%      30.12%
End of Year
Balance           $11,449.12  $11,821.22  $12,205.41  $12,602.08  $13,011.65
Estimated
Annual Expenses      $197.21     $203.62     $210.23     $217.07     $224.12
----------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)             YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.75%       1.75%       1.75%       1.75%       1.75%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                3.25%       6.61%      10.07%      13.65%      17.34%
End of Year
Balance           $10,325.00  $10,660.56  $11,007.03  $11,364.76  $11,734.11
Estimated
Annual Expenses      $177.84     $183.62     $189.59     $195.75     $202.12
------------------------------------------------------------------------------

CLASS A
ANNUAL (WITHOUT
MAXIMUM SALES
CHARGE)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------
Annual Expense
Ratio(1)              1.75%       1.75%       1.75%       1.75%       1.75%
Cumulative
Return Before
Expenses             34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses             21.15%      25.09%      29.16%      33.36%      37.69%
End of Year
Balance         $12,115.47  $12,509.23  $12,915.78  $13,335.54  $13,768.94
Estimated
Annual Expenses    $208.68     $215.47     $222.47     $229.70     $237.16
-----------------------------------------------------------------------

CLASS B(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
------------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.50%       2.50%       2.50%       2.50%       2.50%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                2.50%       5.06%       7.69%      10.38%      13.14%
End of Year
Balance           $10,250.00  $10,506.25  $10,768.91  $11,038.13  $11,314.08
Estimated
Annual Expenses       $253.13     $259.45     $265.94     $272.59     $279.40
------------------------------------------------------------------------------

CLASS B(2)          YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.50%       2.50%       2.50%       1.75%       1.75%
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses               15.97%      18.87%      21.84%      25.80%      29.89%
End of Year
Balance           $11,596.93  $11,886.86  $12,184.03  $12,580.01  $12,988.86
Estimated
Annual Expenses       $286.39     $293.55     $300.89     $216.69     $223.73
----------------------------------------------------------------------------

CLASS C(2)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5
-----------------------------------------------------------------------------
Annual Expense
Ratio(1)                2.50%       2.50%       2.50%       2.50%       2.50%
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After
Expenses                2.50%       5.06%       7.69%      10.38%      13.14%
End of Year
Balance           $10,250.00  $10,506.25  $10,768.91  $11,038.13  $11,314.08
Estimated
Annual Expenses      $253.13     $259.45     $265.94     $272.59     $279.40
-----------------------------------------------------------------------------

CLASS C(2)         YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------------------------------------------------------------------------
Annual Expense
Ratio(1)               2.50%       2.50%       2.50%       2.50%       2.50%
Cumulative
Return Before
Expenses              34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses              15.97%      18.87%      21.84%      24.89%      28.01%
End of Year
Balance          $11,596.93  $11,886.86  $12,184.03  $12,488.63  $12,800.85
Estimated
Annual Expenses     $286.39     $293.55     $300.89     $308.41     $316.12
---------------------------------------------------------------------------

      (1)   Your actual expenses may be higher or lower than those shown.

      (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

             AIM TRIMARK ENDEAVOR FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

      The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                    CLASS A            CLASS B           CLASS C         CLASS R
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                  5.50%               None             None            None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                            None(1)             5.00%             1.00%          None(1)
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
----------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                   CLASS A            CLASS B           CLASS C         CLASS R
----------------------------------------------------------------------------------------------------------------
Management Fees(3)                                   0.74%              0.74%             0.74%           0.74%
Distribution and/or Service (12b-1) Fees             0.25               1.00              1.00            0.50
Other Expenses(4)                                    0.57               0.57              0.57            0.57
Total Annual Fund Operating Expenses                 1.56               2.31              2.31            1.81

            (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Share Class-Sales Charge."

            (2) There is no guarantee that actual expenses will be the same as those shown in the table.

            (3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

            (4) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fess and expenses are included in the total returns of the fund.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

            As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

            The expense example assumes you:

            (i)   invest $10,000 in the fund for the time periods indicated;

            (ii)  redeem all of your shares at the end of the periods indicated;

            (iii) earn a 5% return on your investment before operating expenses each year;

            (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

            (v) incur applicable initial sales charge (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

            To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR    3 YEARS    5 YEARS     10 YEARS
            --------------------------------------------------------
            Class A        $700     $1,016     $1,353      $2,304
            Class B         734      1,021      1,435       2,458(1)
            Class C         334        721      1,235       2,646
            Class R         184        569        980       2,127

      You would pay the following expenses if you did not redeem your shares:

                          1 YEAR    3 YEARS    5 YEARS     10 YEARS
            --------------------------------------------------------
            Class A        $700     $1,016     $1,353      $2,304
            Class B         234        721      1,235       2,458(1)
            Class C         234        721      1,235       2,646
            Class R         184        569        980       2,127

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

      - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)         YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.56%         1.56%        1.56%        1.56%        1.56%        1.56%        1.56%        1.56%        1.56%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses         (2.25%)        1.11%        4.59%        8.19%       11.91%       15.76%       19.74%       23.86%       28.12%
End of
Year
Balance     $ 9,775.08    $10,111.34   $10,459.17   $10,818.97   $11,191.14   $11,576.12   $11,974.33   $12,386.25   $12,812.34
Estimated
Annual
Expenses    $   699.96    $   155.11   $   160.45   $   165.97   $   171.68   $   177.58   $   183.69   $   190.01   $   196.55
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)        YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.56%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         32.53%
End of
Year
Balance     $13,253.08
Estimated
Annual
Expenses    $   203.31
-----------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)         YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.56%         1.56%        1.56%        1.56%        1.56%        1.56%        1.56%        1.56%        1.56%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          3.44%         7.00%       10.68%       14.49%       18.42%       22.50%       26.71%       31.07%       35.58%
End of
Year
Balance     $10,344.00    $10,699.83   $11,067.91   $11,448.64   $11,842.48   $12,249.86   $12,671.25   $13,107.14   $13,558.03
Estimated
Annual
Expenses    $   158.68    $   164.14   $   169.79   $   175.63   $   181.67   $   187.92   $   194.38   $   201.07   $   207.99
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)        YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.56%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         40.24%
End of
Year
Balance     $14,024.43
Estimated
Annual
Expenses    $   215.14
-----------------------

CLASS B(2)      YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.31%         2.31%        2.31%        2.31%        2.31%        2.31%        2.31%        2.31%        1.56%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          2.69%         5.45%        8.29%       11.20%       14.19%       17.27%       20.42%       23.66%       27.91%
End of
Year
Balance     $10,269.00    $10,545.24   $10,828.90   $11,120.20   $11,419.33   $11,726.51   $12,041.96   $12,365.89   $12,791.27
Annual
Expense
Ratio(1)    $   234.11    $   240.40   $   246.87   $   253.51   $   260.33   $   267.33   $   274.53   $   281.91   $   196.23
--------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)     YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.56%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         32.31%
End of
Year
Balance     $13,231.29
Annual
Expense
Ratio(1)    $   202.98
-----------------------

CLASS C(2)      YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          2.31%         2.31%        2.31%        2.31%        2.31%        2.31%        2.31%        2.31%        2.31%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          2.69%         5.45%        8.29%       11.20%       14.19%       17.27%       20.42%       23.66%       26.99%
End of
Year
Balance     $10,269.00    $10,545.24   $10,828.90   $11,120.20   $11,419.33   $11,726.51   $12,041.96   $12,365.89   $12,698.53
Estimated
Annual
Expenses    $   234.11    $   240.40   $   246.87   $   253.51   $   260.33   $   267.33   $   274.53   $   281.91   $   289.49
--------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)     YEAR 10
-----------------------
Annual
Expense
Ratio(1)          2.31%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         30.40%
End of
Year
Balance     $13,040.12
Estimated
Annual
Expenses    $   297.28
-----------------------

CLASS R         YEAR 1        YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.81%         1.81%        1.81%        1.81%        1.81%        1.81%        1.81%        1.81%        1.81%
Cumulative
Return
Before
Expenses          5.00%        10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          3.19%         6.48%        9.88%       13.38%       17.00%       20.73%       24.58%       28.56%       32.66%
End of
Year
Balance     $10,319.00    $10,648.18   $10,987.85   $11,338.37   $11,700.06   $12,073.29   $12,458.43   $12,855.85   $13,265.95
Estimated
Annual
Expenses    $   183.89    $   189.75   $   195.81   $   202.05   $   208.50   $   215.15   $   222.01   $   229.09   $   236.40

CLASS R        YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.81%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         36.89%
End of
Year
Balance     $13,689.14
Estimated
Annual
Expenses    $   243.94

                  (1) Your actual expenses may be higher or lower than those shown.

                  (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

      The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

            "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

      The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

      "Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

      You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

      The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

      "If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                 AIM TRIMARK FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None              None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                                   None(1)            5.00%              1.00%             None(1)

Redemption/Exchange Fee(2)
(as a percentage of amount
redeemed/exchanged)                                       2.00%               2.00%              2.00%            2.00%
-------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
-------------------------------------------------------------------------------------------------------------------------
Management Fees(4)                                        0.80%               0.80%              0.80%             0.80%

Distribution and/or Service (12b-1) Fees                  0.25                 1.00              1.00              0.50

Other Expenses(5)                                         0.98                 0.98              0.98              0.98

Total Annual Fund Operating Expenses(6)                   2.03                 2.78              2.78              2.28
-------------------------------------------------------------------------------------------------------------------------

    (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Share Class-Sales Charges."

    (2) You may be charged a 2.00% fee on redemptions or exchanges of Class A, Class B, Class C and Class R shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

    (3) There is no guarantee that actual expenses will be the same as those shown in the table.

    (4) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

    (5) Includes acquired fund fees and expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total return of the fund. 6 The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 2.15% 2.90%, 2.90% and 2.40%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least June 30, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

    (i)   invest $10,000 in the fund for the time periods indicated;

    (ii)  redeem all of your shares at the end of the periods indicated;

    (iii) earn a 5% return on your investment before operating expenses each year;

    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

    (v)   incur applicable initial sales charge (see "Shareholder
          Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------
Class A        $745     $1,152     $1,583       $2,779
Class B         781      1,162      1,669        2,930(1)
Class C         381       862       1,469        3,109
Class R         231       712       1,220        2,615
--------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------
Class A        $745     $1,152     $1,583       $2,779
Class B         281       862       1,469        2,930(1)
Class C         281       862       1,469        3,109
Class R         231       712       1,220        2,615
--------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -   Your investment has a 5% return before expenses each year;

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

    - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

    -   There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
 SALES
CHARGE)           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense            2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%
Ratio(1)

Cumulative
Return
Before             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Expenses

Cumulative
Return
After            (2.69%)       0.20%       3.17%       6.24%       9.39%      12.64%      15.99%      19.43%      22.98%      26.63%
Expenses

End of
Year           $9,730.67  $10,019.67  $10,317.25  $10,623.67  $10,939.20  $11,264.09  $11,598.63  $11,943.11  $12,297.82  $12,663.07
Balance

Estimated
Annual           $744.68     $200.47     $206.42     $212.55     $218.86     $225.36     $232.06     $238.95     $246.05     $253.35
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense            2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%       2.03%
Ratio(1)

Cumulative
Return
Before             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Expenses

Cumulative
Return
After              2.97%       6.03%       9.18%      12.42%      15.76%      19.20%      22.74%      26.38%      30.14%      34.00%
Expenses

End of
Year          $10,297.00  $10,602.82  $10,917.72  $11,241.98  $11,575.87  $11,919.67  $12,273.69  $12,638.21  $13,013.57  $13,400.07
Balance

Estimated
Annual           $206.01     $212.13     $218.43     $224.92     $231.60     $238.48     $245.56     $252.86     $260.37     $268.10
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense            2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.03%       2.03%
Ratio(1)

Cumulative
Return
Before             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Expenses

Cumulative
Return
After              2.22%       4.49%       6.81%       9.18%      11.60%      14.08%      16.61%      19.20%      22.74%      26.39%
Expenses

End of
Year          $10,222.00  $10,448.93  $10,680.89  $10,918.01  $11,160.39  $11,408.15  $11,661.41  $11,920.30  $12,274.33  $12,638.88
Balance

Estimated
Annual           $281.09     $287.33     $293.70     $300.22     $306.89     $313.70     $320.67     $327.79     $245.58     $252.87
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense            2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.78%       2.78%
Ratio(1)

Cumulative
Return
Before             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Expenses

Cumulative
Return
After              2.22%       4.49%       6.81%       9.18%      11.60%      14.08%      16.61%      19.20%      21.85%      24.55%
Expenses

End of
Year          $10,222.00  $10,448.93  $10,680.89  $10,918.01  $11,160.39  $11,408.15  $11,661.41  $11,920.30  $12,184.93  $12,455.43
Balance

Estimated
Annual           $281.09     $287.33     $293.70     $300.22     $306.89     $313.70     $320.67     $327.79     $335.06     $342.50
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS R           YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense            2.28%       2.28%       2.28%       2.28%       2.28%       2.28%       2.28%       2.28%       2.28%       2.28%
Ratio(1)

Cumulative
Return
Before             5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Expenses

Cumulative
Return
After              2.72%       5.51%       8.38%      11.33%      14.36%      17.47%      20.67%      23.95%      27.32%      30.78%
Expenses

End of
Year          $10,272.00  $10,551.40  $10,838.40  $11,133.20  $11,436.02  $11,747.08  $12,066.60  $12,394.82  $12,731.96  $13,078.26
Balance

Estimated
Annual           $231.10     $237.39     $243.84     $250.48     $257.29     $264.29     $271.48     $278.86     $286.45     $294.24
Expenses
------------------------------------------------------------------------------------------------------------------------------------

    (1) Your actual expenses may be higher or lower than those shown.

    (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

    o Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

    o Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

         AIM TRIMARK SMALL COMPANIES FUND -- CLASS A, B, C AND R SHARES

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                         CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                       5.50%                None              None              None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)                None(1)              5.00%             1.00%             None(1)
------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)

------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                        CLASS A             CLASS B            CLASS C          CLASS R
------------------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                        0.74%               0.74%              0.74%            0.74%

Distribution and/or Service (12b-1) Fees                  0.25                 1.00              1.00              0.50

Other Expenses(4)                                         0.43                 0.43              0.43              0.43

Total Annual Fund Operating Expenses(5)                   1.42                 2.17              2.17              1.67

    (1) A contingent deferred sales charges may apply in some cases. See "Shareholder Information-Choosing a Share Class-Sales Charges."

    (2) There is no guarantee that actual expenses will be the same as those shown in the table.

    (3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

    (4) Includes Acquired Fund Fees and Expenses which are less than 0.01%. Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

    (5) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to 1.50% 2.25%, 2.25% and 1.75% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
        (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least June 30, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

    (i)   invest $10,000 in the fund for the time periods indicated;

    (ii)  redeem all of your shares at the end of those periods indicated;

    (iii) earn a 5% return on your investment before operating expenses each year;

    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

    (v) incur the applicable initial sales charge (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charges).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
Class A        $687      $975      $1,284       $2,158
Class B         720       979       1,364        2,313(1)
Class C         320       679       1,164        2,503
Class R         170       526        907         1,976
---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
---------------------------------------------------------
Class A        $687      $975      $1,284       $2,158
Class B         220       679       1,164        2,313(1)
Class C         220       679       1,164        2,503
Class R         170       526        907         1,976
---------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -   Your investment has a 5% return before expenses each year;

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

    - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information-Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

    -   There is no sales charge on reinvested dividends.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
ANNUAL
(INCLUDES
MAXIMUM
SALES
CHARGE)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense           1.42%       1.42%       1.42%       1.42%       1.42%       1.42%       1.42%       1.42%       1.42%        1.42%
Ratio(1)

Cumulative
Return
Before            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%
Expenses

Cumulative
Return
After           (2.12%)       1.39%       5.02%       8.78%      12.67%      16.70%      20.88%      25.21%      29.69%       34.34%
Expenses

End of
Year          $9,788.31  $10,138.73  $10,501.70  $10,877.66  $11,267.08  $11,670.44  $12,088.24  $12,521.00  $12,969.25   $13,433.55
Balance

Estimated
Annual          $686.59     $141.48     $146.55     $151.79     $157.23     $162.86     $168.69     $174.73     $180.98      $187.46
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense           1.42%       1.42%       1.42%       1.42%       1.42%       1.42%       1.42%       1.42%       1.42%        1.42%
Ratio(1)

Cumulative
Return
Before            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%
Expenses

Cumulative
Return
After             3.58%       7.29%      11.13%      15.11%      19.23%      23.50%      27.92%      32.50%      37.24%       42.15%
Expenses

End of
Year         $10,358.00  $10,728.82  $11,112.91  $11,510.75  $11,922.83  $12,349.67  $12,791.79  $13,249.74  $13,724.08   $14,215.40
Balance

Estimated
Annual          $144.54     $149.72     $155.08     $160.63     $166.38     $172.33     $178.50     $184.89     $191.51      $198.37
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense           2.17%       2.17%       2.17%       2.17%       2.17%       2.17%       2.17%       2.17%       1.42%        1.42%
Ratio(1)

Cumulative
Return
Before            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%
Expenses

Cumulative
Return
After             2.83%       5.74%       8.73%      11.81%      14.97%      18.23%      21.57%      25.01%      29.49%       34.13%
Expenses

End of
Year         $10,283.00  $10,574.01  $10,873.25  $11,180.97  $11,497.39  $11,822.76  $12,157.35  $12,501.40  $12,948.95   $13,412.52
Balance

Estimated
Annual          $220.07     $226.30     $232.70     $239.29     $246.06     $253.02     $260.18     $267.55     $180.70      $187.17
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)       YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense           2.17%       2.17%       2.17%       2.17%       2.17%       2.17%       2.17%       2.17%       2.17%        2.17%
Ratio(1)

Cumulative
Return
Before            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%
Expenses

Cumulative
Return
After             2.83%       5.74%       8.73%      11.81%      14.97%      18.23%      21.57%      25.01%      28.55%       32.19%
Expenses

End of
Year         $10,283.00  $10,574.01  $10,873.25  $11,180.97  $11,497.39  $11,822.76  $12,157.35  $12,501.40  $12,855.19   $13,218.99
Balance

Estimated
Annual          $220.07     $226.30     $232.70     $239.29     $246.06     $253.02     $260.18     $267.55     $275.12      $282.90
Expenses
------------------------------------------------------------------------------------------------------------------------------------

CLASS R          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual
Expense           1.67%       1.67%       1.67%       1.67%       1.67%       1.67%       1.67%       1.67%       1.67%        1.67%
Ratio(1)

Cumulative
Return
Before            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%       62.89%
Expenses

Cumulative
Return
After             3.33%       6.77%      10.33%      14.00%      17.80%      21.72%      25.77%      29.96%      34.29%       38.76%
Expenses

End of
Year         $10,333.00  $10,677.09  $11,032.64  $11,400.02  $11,779.64  $12,171.91  $12,577.23  $12,996.05  $13,428.82   $13,876.00
Balance

Estimated
Annual          $169.78     $175.43     $181.28     $187.31     $193.55     $200.00     $206.66     $213.54     $220.65      $228.00
Expenses
------------------------------------------------------------------------------------------------------------------------------------

    (1) Your actual expenses may be higher or lower than those shown.

    (2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, has not been deducted."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

    o Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

    o Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                         Supplement dated June 29, 2007
                    to the Prospectus dated February 28, 2007

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 9 and 10 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from                                 DEVELOPING MARKETS        TRIMARK                        TRIMARK SMALL
your investment)                                                                  ENDEAVOR        TRIMARK           COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                     None                None            None              None
Imposed on Purchases
(as a percentage of offering
price)
Maximum Deterred Sales
Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                              None                None            None              None
Redemption/Exchange Fee
(as a percentage of amount redeemed/exchanged)                 2.00%(1)             None           2.00%(1)           None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
-----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                               DEVELOPING MARKETS      TRIMARK                        TRIMARK SMALL
from fund assets))                                                               ENDEAVOR        TRIMARK           COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees(3)                                              0.91%              0.74%          0.80%              0.74%
Distribution and/or Service
(12b-1) Fees                                                     None              None            None              None
Other Expenses(4)                                                0.32              0.31            0.84              0.17
Total Annual Fund
Operating Expenses(5)                                            1.23              1.05            1.64              0.91
-----------------------------------------------------------------------------------------------------------------------------------

(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less. See "Shareholder Information-Redeeming Shares-Redemption Fee" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the funds. Pursuant to the new fee schedule, Developing Market's maximum annual advisory fee rate ranges from 0.935% (for average net assets up to $250 million) to 0.76% (for average net assets over $10 billion); Trimark Endeavor's and Trimark Small Companies' maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion); Trimark's maximum annual advisory fee rate ranges from 0.80% (for average net assets up to $250 million) to 0.66% (for average net assets over $10 billion). Management Fees for the funds have been restated to reflect the new fee schedule.

(4) Includes Acquired Fund Fees and Expenses which are less than 0.01%. Acquired fund fees and expenses are not fees or expenses incurred by the fund directly, but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. The impact of the acquired fund fees are expenses included in the total return of the fund.

(5) The funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Institutional Class shares of Developing

      Markets, Trimark and Trimark Small Companies to 1.50%, 1.90% and 1.25%, respectively, of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
      (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. These expense limitation agreements are in effect through at least June 30, 2008.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The expense example assumes you:

      (i)   invest $10,000 in the fund for the time periods indicated;

      (ii)  redeem all of your shares at the end of those periods indicated;

      (iii) earn a 5% return on your investment before operating expenses each year; and

      (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Developing Markets                         $125     $390      $676      $1,489
Trimark Endeavor                           107       334       579       1,283
Trimark                                    167       517       892       1,944
Trimark Small Companies                     93       290       504       1,120"
--------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 10 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of each fund's expenses, including advisory fees and other fund costs, on each fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year;

      - The funds' current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed; and

      -     There is no sales charge on reinvested dividends.

      There is no assurance that the annual expense ratio will be the expense ratio for a fund's Institutional Class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

DEVELOPING          YEAR 1      YEAR 2     YEAR 3       YEAR 4     YEAR 5
MARKETS --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          1.23%       1.23%       1.23%       1.23%       1.23%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            3.77%       7.68%      11.74%      15.95%      20.33%
Expenses
End of Year       $10,377.00  $10,768.21  $11,174.17  $11,595.44  $12,032.59
Balance
Estimated Annual     $125.32     $130.04     $134.95     $140.03     $145.31
Expenses
------------------------------------------------------------------------------

DEVELOPING         YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
MARKETS --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          1.23%       1.23%       1.23%       1.23%       1.23%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           24.86%      29.57%      34.45%      39.52%      44.78%
Expenses
End of Year       $12,486.22  $12,956.95  $13,445.42  $13,952.32  $14,478.32
Balance
Estimated Annual     $150.79     $156.48     $162.37     $168.50     $174.85
Expenses
----------------------------------------------------------------------------

TRIMARK            YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
ENDEAVOR --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          1.05%       1.05%       1.05%       1.05%       1.05%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            3.95%       8.06%      12.32%      16.76%      21.37%
Expenses
End of Year       $10,395.00  $10,805.60  $11,232.42  $11,676.10  $12,137.31
Balance
Estimated            $107.07     $111.30     $115.70     $120.27     $125.02
Annual Expenses
------------------------------------------------------------------------------

TRIMARK            YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
ENDEAVOR --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          1.05%       1.05%       1.05%       1.05%       1.05%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           26.17%      31.15%      36.33%      41.72%      47.31%
Expenses
End of Year       $12,616.73  $13,115.10  $13,633.14  $14,171.65  $14,731.43
Balance
Estimated            $129.96     $135.09     $140.43     $145.98     $151.74
Annual Expenses
----------------------------------------------------------------------------

TRIMARK --         YEAR 1       YEAR 2     YEAR 3      YEAR 4      YEAR 5
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          1.64%       1.64%       1.64%       1.64%       1.64%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            3.36%       6.83%      10.42%      14.13%      17.97%
Expenses
End of Year       $10,336.00  $10,683.29  $11,042.25  $11,413.27  $11,796.75
Balance
Estimated            $166.76     $172.36     $178.15     $184.14     $190.32
Annual Expenses
------------------------------------------------------------------------------

TRIMARK --         YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          1.64%       1.64%       1.64%       1.64%       1.64%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           21.93%      26.03%      30.26%      34.64%      39.16%
Expenses
End of Year       $12,193.12  $12,602.81  $13,026.27  $13,463.95  $13,916.34
Balance
Estimated            $196.72     $203.33     $210.16     $217.22     $224.52
Annual Expenses
----------------------------------------------------------------------------

TRIMARK SMALL       YEAR 1      YEAR 2     YEAR 3       YEAR 4     YEAR 5
COMPANIES --
INSTITUTIONAL
CLASS
------------------------------------------------------------------------------
Annual Expense          0.91%       0.91%       0.91%       0.91%       0.91%
Ratio*
Cumulative
Return Before
Expenses                5.00%      10.25%      15.76%      21.55%      27.63%
Cumulative
Return After            4.09%       8.35%      12.78%      17.39%      22.19%
Expenses
End of Year       $10,409.00  $10,834.73  $11,277.87  $11,739.13  $12,219.26
Balance
Estimated Annual      $92.86      $96.66     $100.61     $104.73     $109.01
Expenses
------------------------------------------------------------------------------

TRIMARK SMALL      YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
COMPANIES --
INSTITUTIONAL
CLASS
----------------------------------------------------------------------------
Annual Expense          0.91%       0.91%       0.91%       0.91%       0.91%
Ratio*
Cumulative
Return Before
Expenses               34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After           27.19%      32.39%      37.81%      43.44%      49.31%
Expenses
End of Year       $12,719.03  $13,239.24  $13,780.73  $14,344.36  $14,931.04
Balance
Estimated Annual     $113.47     $118.11     $122.94     $127.97     $133.20
Expenses
----------------------------------------------------------------------------

* Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 11 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated February 28, 2007 as suplement March 23,2007, March 30, 2007
                 April 10,2007, April 24,2007 and May 8, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM Developing Markets Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund found in the table following the seventh paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 46 through 48 of the Statement of Additional Information.

                                                                                         MAXIMUM ADVISORY FEE
                                  ANNUAL RATE/NET ASSETS PER  MAXIMUM ADVISORY FEE RATE     RATES COMMITTED
         "FUND NAME                   ADVISORY AGREEMENT        AFTER JANUARY 1, 2005         UNTIL DATE
         ----------                   ------------------        ---------------------         ----------
AIM Developing Markets Fund       0.935% of first $250M       N/A                                N/A
                                  0.91% of next $250M
                                  0.885% of next $500M
                                  0.86% of next $1.5B
                                  0.835% of next $2.5B
                                  0.81% of next $2.5B
                                  0.785% of next $2.5B
                                  0.76% of amount over $10B

AIM Trimark Endeavor Fund         0.745% of first $250M       N/A                                N/A
AIM Trimark Small Companies Fund  0.73% of next $250M
                                  0.715% of next $500M
                                  0.70% of next $1.5B
                                  0.685% of next $2.5B
                                  0.67% of next $2.5B
                                  0.655% of next $2.5B
                                  0.64% of amount over $10B

AIM Trimark Fund                  0.80% of first $250M        N/A                               N/A"
                                  0.78% of next $250M
                                  0.76% of next $500M
                                  0.74% of next $1.5B
                                  0.72% of next $2.5B
                                  0.70% of next $2.5B
                                  0.68% of next $2.5B
                                  0.66% of amount over $10B

The following information replaces in its entirety the ninth and tenth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 48 and 49 of the Statement of Additional Information.

      "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies.

      AIM also has contractually agreed through at least June 30, 2008 to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares to the extent necessary to limit the total operating expenses as follows:

               FUND                            EXPENSE LIMITATION
               ----                            ------------------
AIM China Fund

         Class A Shares                               2.05%
         Class B Shares                               2.80%
         Class C Shares                               2.80%
         Institutional Class Shares                   1.80%

AIM Developing Markets Fund

         Class A Shares                               1.75%
         Class B Shares                               2.50%
         Class C Shares                               2.50%
         Institutional Class Shares                   1.50%

AIM Global Health Care Fund

         Class A Shares                               1.30%
         Class B Shares                               2.05%
         Class C Shares                               2.05%
         Investor Class Shares                        1.30%

AIM International Total Return Fund

         Class A Shares                               1.10%
         Class B Shares                               1.85%
         Class C Shares                               1.85%
         Institutional Class Shares                   0.85%

AIM Japan Fund

         Class A Shares                               1.70%
         Class B Shares                               2.45%
         Class C Shares                               2.45%
         Institutional Class Shares                   1.45%

AIM LIBOR Alpha Fund

         Class A Shares                               0.85%
         Class C Shares                               1.10% (after12b-1 waiver)
         Class R Shares                               1.10%
         Institutional Class Shares                   0.60%

AIM Trimark Fund

         Class A Shares                               2.15%
         Class B Shares                               2.90%
         Class C Shares                               2.90%
         Class R Shares                               2.40%
         Institutional Class Shares                   1.90%

AIM Trimark Small Companies Fund

         Class A Shares                               1.50%
         Class B Shares                               2.25%
         Class C Shares                               2.25%
         Class R Shares                               1.75%
         Institutional Class Shares                   1.25%

      The above contractual fee waivers or reductions are set forth in the Fee Table to each Fund's Prospectus and may not be terminated or amended to a Fund's detriment during the period stated in the agreement between AIM and such Fund."

The following information replaces in its entirety the last bullet point under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE INITIAL SALES CHARGE" on page 63 of the Statement of Additional Information.

      - "Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI."

The following information replaces in its entirety the first and second bullet points under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- LETTERS OF INTENT -- CALCULATING THE NUMBER OF SHARES TO BE PURCHASED" on page 63 of the Statement of Additional Information.

      - "Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effect date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI."


                                       3